COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2013
COMMON STOCK [Abstract]
Schedule of Shares Issued and Issuable

Shares issued and issuable during the nine months ended September 30, 2013 are summarized below.

Shares outstanding and issuable at December 31, 2012 (a)	161,198,812
Exercise of warrants (b)	802,814
Cashless exercise of options (c)	1,570,435
Shares issued for payment of accrued interest (d)	16,153
Total common shares outstanding at September 30, 2013	163,588,214

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(a)

in June 2013, the Company issued a 5% stock dividend to its common stockholders that were record holders as of the close of trading on June 14, 2013.

(b)

issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.

(c)

issued upon cashless exercises of 4,200,000 options at an exercise price of $0.29 per share based upon market prices of the Company's common stock ranging from $0.46 to $0.50 per share.

(d)

in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.